Taxation - Schedule of Taxes on items Recognized in other Comprehensive (loss) income or Directly in Equity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Taxes [Line Items]
Deferred tax expense on remeasurement on defined benefit pension plans	$ 5	$ 0
Employee benefits and other [member]
Disclosure Of Income Taxes [Line Items]
Deferred tax expense on cash flow hedges adjustments to equity	1	0
Deferred tax expense on fair value adjustments on financial assets	2	0
Deferred tax expense on remeasurement on defined benefit pension plans	5	0
Deferred and share-based compensation [member]
Disclosure Of Income Taxes [Line Items]
Deferred tax expense on share-based payments	4	3
Current tax benefit on share-based payments	$ (12)	$ (6)